Property and Equipment, Net	12 Months Ended
Mar. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	March 31, 2023	March 31, 2022
Property and buildings	$4,469,370	$4,878,918
Leasehold improvements	4,262,580	5,184,214
Land	3,489,621	3,809,390
Equipment and furniture	2,723,113	1,167,037
Automobiles	364,916	264,701
Software	687,888	412,157
Subtotal	15,997,488	15,716,417
Less: accumulated depreciation	(3,058,890)	(2,396,914)
Property and equipment, net	$12,938,598	$13,319,503

Depreciation expense was $1,226,496, $1,217,455, and $626,188 for the fiscal years ended March 31, 2023, 2022, and 2021, respectively.

As of March 31, 2023 and 2022, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.6 million) as collateral to safeguard the Company’s bank borrowings from MUFG Bank (see Note 12).